Intangible Assets, Net - Schedule of Estimated Annual Amortization Expense (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Next Twelve Months	$ 1,389	$ 1,656
Year Two	815	521
Year Three	648	77
Year Four	582	0
Total	$ 7,184	$ 2,254	$ 3,834